Average Annual Total Returns{- Fidelity Flex® Short-Term Bond Fund} - 08.31 Fidelity Flex Short-Term Bond Fund PRO-07 - Fidelity Flex® Short-Term Bond Fund	Fidelity Flex Short-Term Bond Fund-Default Return Before Taxes Past 1 year	Fidelity Flex Short-Term Bond Fund-Default Return Before Taxes Since Inception		Fidelity Flex Short-Term Bond Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex Short-Term Bond Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex Short-Term Bond Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Short-Term Bond Fund-Default After Taxes on Distributions and Sales Since Inception		LB013 Past 1 year	LB013 Since Inception
Total	4.27%	2.97%	[1]	3.10%	2.00%	[1]	2.58%	1.86%	[1]	3.33%	2.52%	[1]

[1]	(a)From March 7, 2017